Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other operating expenses [Abstract]
Insurance	$ 5,065	$ 95	$ 44
Advertising, marketing and sponsorship	305	29	7
Office rental and expenses	177	92	18
Site expenses	1,644	170	30
Charitable donations	464	0	0
Filing fees	462	1	0
Site identification costs	258	0	0
Non-refundable sales tax	2,469	0	0
Other expenses	861	79	84
Other operating expenses	$ 11,705	$ 466	$ 183